UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item	1	–	Reports to Stockholders

Dryden Large-Cap Core Equity Fund

APRIL 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.24%; Class B, 1.94%; Class C, 1.94%; Class L, 1.44%; Class M, 1.94%; Class X, 1.94%; Class Z, 0.94%. Net Operating Expenses apply to: Class A, 1.19%; Class B, 1.94%; Class C, 1.94%; Class L, 1.44%; Class M, 1.94%; Class X, 1.94%; Class Z, 0.94%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	9.16%	14.99%	52.93%	43.44% (3/3/99)
Class B	8.70	14.12	47.06	35.00 (3/3/99)
Class C	8.70	14.12	47.06	35.00 (3/3/99)
Class L	N/A	N/A	N/A	7.29 (3/19/07)
Class M	N/A	N/A	N/A	7.23 (3/19/07)
Class X	N/A	N/A	N/A	7.23 (3/19/07)
Class Z	9.34	15.27	54.77	46.56 (3/3/99)
S&P 500 Index[2]	8.60	15.23	50.62	**
Lipper Large-Cap Core Funds Avg.[3]	8.25	13.26	40.94	***

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Average Annual Total Returns[4] as of 3/31/07
	One Year	Five Years	Since Inception[1]
Class A	5.61%	5.64%	3.26% (3/3/99)
Class B	5.90	5.87	3.22 (3/3/99)
Class B—Return After Taxes on Distribution	5.90	5.87	3.22 (3/3/99)
Class B—Return After Taxes on Distribution and Sale of Fund Shares	3.84	5.07	2.78 (3/3/99)
Class C	9.90	6.03	3.22 (3/3/99)
Class L	N/A	N/A	N/A (3/19/07)
Class M	N/A	N/A	N/A (3/19/07)
Class X	N/A	N/A	N/A (3/19/07)
Class Z	12.09	7.11	4.26 (3/3/99)
S&P 500 Index[2]	11.82	6.26	**
Lipper Large-Cap Core Funds Avg.[3]	9.88	4.99	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception Date: Class A, Class B, Class C, and Class Z, 3/3/1999; Class L, Class M, and Class X, 3/19/2007. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject

Dryden Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 36.27% for Class A, Class B, Class C, and Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 3.35% for Class A, Class B, Class C, and Class Z. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 33.94% for Class A, Class B, Class C, and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/2007 are 2.90% for Class A, Class B, Class C, and Class Z. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/07
Exxon Mobil Corp., Oil & Gas Consumable Fuels	3.9%
General Electric Co., Industrial Conglomerates	3.0
Microsoft Corp., Software	2.5
Citigroup, Inc., Diversified Financial Services	2.3
Bank of America., Diversified Financial Services	2.2

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/07
Financials	20.0%
Information Technology	16.5
Healthcare	13.0
Industrials	11.9
Consumer Discretionary	10.5

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the

Dryden Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,091.60	1.19%	$6.17
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class B	Actual	$1,000.00	$1,087.00	1.94%	$10.04
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class C	Actual	$1,000.00	$1,087.00	1.94%	$10.04
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class L	Actual**	$1,000.00	$1,072.90	1.44%	$1.84
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class M	Actual**	$1,000.00	$1,072.30	1.94%	$2.48
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class X	Actual**	$1,000.00	$1,072.30	1.94%	$2.48
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class Z	Actual	$1,000.00	$1,093.40	0.94%	$4.88
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the

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six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period), with the exception of the Class L, Class M, and Class X ‘‘Actual’’ information which reflects the period from commencement of offering (March 19) through April 30, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M, and X shares commenced operations on March 19, 2007.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
CONSUMER DISCRETIONARY 10.5%

Auto Components 0.1%
18,400	Gentex Corp.	$327,520

Diversified Consumer Services 0.3%
7,900	Apollo Group, Inc. (Class A)(a)	373,670
15,700	Universal Technical Institute, Inc.(a)(b)	393,599

		767,269

Hotels, Restaurants & Leisure 2.8%
11,800	Darden Restaurants, Inc.	489,464
2,300	Jack in the Box, Inc.(a)	153,226
63,100	McDonald’s Corp.	3,046,468
1,400	Papa John’s International, Inc.(a)	42,994
54,500	Wendy’s International, Inc.(b)	2,054,650
34,000	YUM! Brands, Inc.	2,103,240

		7,890,042

Internet & Catalog Retail 0.3%
2,300	IAC/InterActiveCorp.(a)(b)	87,676
27,100	Liberty Media—Interactive (Class A)(a)(b)	678,313

		765,989

Media 2.5%
55,317	CBS Corp. (Class B)	1,757,421
3,500	Comcast Corp. (Class A)(a)(b)	93,310
91,960	Disney (Walt) Co. (The)	3,216,761
3,100	McGraw-Hill Cos., Inc. (The)(b)	203,143
57,200	Time Warner, Inc.(b)	1,180,036
14,400	Viacom, Inc. (Class B)(a)	594,000

		7,044,671

Multiline Retail 2.6%
6,800	Dillard’s, Inc. (Class A)	235,484
7,600	Family Dollar Stores, Inc.	241,984
23,300	Federated Department Stores, Inc.	1,023,336
17,200	J.C. Penney Co., Inc.	1,360,348
30,200	Kohl’s Corp.(a)	2,236,008

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

300	Sears Holdings Corp.(a)(b)	$57,273
36,570	Target Corp.	2,171,161

		7,325,594

Specialty Retail 1.1%
16,300	Aeropostale, Inc.(a)	670,745
5,800	American Eagle Outfitters, Inc.	170,926
9,700	Gymboree Corp.(a)(b)	370,346
21,000	Home Depot, Inc.	795,270
4,800	J. Crew Group, Inc.(a)	194,352
100	Lowe’s Cos., Inc.	3,056
11,300	Midas, Inc.(a)	246,905
9,500	Sherwin-Williams Co. (The)(b)	605,815
4,400	TJX Cos., Inc. (The)	122,716

		3,180,131

Textiles, Apparel, & Luxury Goods 0.9%
31,800	Coach, Inc.(a)	1,552,794
22,700	Jones Apparel Group, Inc.(b)	757,953
5,100	Kellwood Co.	143,718

		2,454,465
CONSUMER STAPLES 9.7%

Beverages 1.9%
14,300	Anheuser-Busch Companies., Inc.	703,417
47,700	Coca-Cola Co.	2,489,463
6,100	Pepsi Bottling Group, Inc.(b)	200,141
29,594	PepsiCo, Inc.	1,955,867

		5,348,888

Food & Staples Retailing 2.0%
26,633	CVS Caremark Corp.	965,180
13,800	Kroger Co. (The)	407,238
27,700	Safeway, Inc.	1,005,510
68,670	Wal-Mart Stores, Inc.	3,290,666

		5,668,594

Food Products 1.5%
18,838	Archer-Daniels-Midland Co.(b)	729,031
77,600	ConAgra Foods, Inc.	1,907,407
7,800	Dean Foods Co.	284,154
2,100	General Mills, Inc.	125,790

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

29,127	Kraft Foods, Inc. (Class A)	$974,881
6,800	McCormick & Co., Inc.	252,416

		4,273,679

Household Products 2.7%
14,270	Colgate-Palmolive Co.	966,650
25,900	Kimberly-Clark Corp.	1,843,303
75,598	Procter & Gamble Co.	4,861,708

		7,671,661

Tobacco 1.6%
37,900	Altria Group, Inc.(a)	2,612,068
30,700	Reynolds American, Inc.(b)	1,972,782

		4,584,850
ENERGY 9.5%

Energy Equipment & Services 1.6%
54,200	Halliburton Co.(b)	1,721,934
13,100	Noble Corp.	1,103,151
10,900	Schlumberger, Ltd.(b)	804,747
7,300	Tidewater, Inc.(b)	461,433
4,500	Transocean, Inc.(a)	387,900

		4,479,165

Oil, Gas & Consumable Fuels 7.9%
1,400	Anadarko Petroleum Corp.	65,324
21,900	Chesapeake Energy Corp.(b)	739,125
58,884	Chevron Corp.(b)	4,580,586
17,700	Cimarex Energy Co.	697,380
24,000	ConocoPhillips	1,664,400
6,000	Devon Energy Corp.	437,220
11,400	Encore Acquisition Co.(a)	304,494
138,009	Exxon Mobil Corp.	10,955,155
16,600	Marathon Oil Corp.	1,685,730
8,000	Occidental Petroleum Corp.	405,600
5,600	Sunoco, Inc.(b)	422,968
7,600	Valero Energy Corp.	533,748

		22,491,730
FINANCIALS 20.0%

Capital Markets 5.2%
5,900	Bear Stearns Cos., Inc. (The)	918,630
2,100	Franklin Resources, Inc.	275,751

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

16,880	Goldman Sachs Group, Inc. (The)	$3,690,137
35,000	Janus Capital Group, Inc.	875,700
23,100	Lehman Brothers Holdings, Inc.	1,738,968
38,800	Merrill Lynch & Co., Inc.(b)	3,500,924
43,800	Morgan Stanley	3,679,638

		14,679,748

Commercial Banks 2.5%
12,600	BB&T Corp.	524,412
18,900	KeyCorp	674,352
3,700	National City Corp.(b)	135,235
4,700	Oriental Financial Group	54,379
6,200	Regions Financial Corp.	217,558
2,900	SunTrust Banks, Inc.(b)	244,818
19,591	U.S. Bancorp	672,951
32,700	Wachovia Corp.	1,816,158
76,420	Wells Fargo & Co.	2,742,714

		7,082,577

Diversified Financial Services 6.8%
2,900	Asset Acceptance Capital Corp.(a)	53,418
119,904	Bank of America Corp.(b)	6,103,114
9,200	CIT Group, Inc.	548,780
119,370	Citigroup, Inc.	6,400,619
104,482	JPMorgan Chase & Co.	5,443,512
12,100	Moody’s Corp.(b)	800,052

		19,349,495

Insurance 4.6%
27,200	ACE, Ltd. (Bermuda)	1,617,312
22,800	Allstate Corp. (The)	1,420,896
61,595	American International Group, Inc.	4,306,106
5,150	Chubb Corp.	277,225
1,800	First Mercury Financial Corp.(a)	37,260
41,400	Genworth Financial, Inc. (Class A)	1,510,686
3,200	Loews Corp.	151,424
4,500	MetLife, Inc.	295,650
40,697	Travelers Cos, Inc. (The)	2,201,708
16,300	XL Capital, Ltd. (Class A) (Bermuda)(b)	1,271,074

		13,089,341

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Real Estate Investment Trusts 0.2%
2,300	JER Investors Trust, Inc.	$40,503
19,200	Thornburg Mortgage, Inc.(b)	533,760

		574,263

Real Estate Management & Development
5,500	Affordable Residential Communities, Inc.(a)	64,515

Thrifts & Martgage Finance 0.7%
23,296	Countrywide Financial Corp.(b)	863,816
1,100	Fannie Mae	64,812
22,500	Washington Mutual, Inc.	944,550

		1,873,178
HEALTHCARE 13.0%

Biotechnology 0.6%
1,300	Biogen Idec, Inc.(a)(b)	61,373
15,200	MedImmune, Inc.(a)(b)	861,536
14,400	United Therapeutics Corp.(a)(b)	805,104

		1,728,013

Healthcare Equipment & Supplies 1.8%
3,600	Alcon, Inc.	485,748
12,200	Baxter International, Inc.	690,886
30,900	Becton, Dickinson & Co.	2,431,521
2,600	C.R. Bard, Inc.	216,138
15,400	Haemonetics Corp.(a)	736,736
8,300	ICU Medical, Inc.(a)	346,525
2,300	Medtronic, Inc.	121,739

		5,029,293

Healthcare Providers & Services 3.7%
48,300	Aetna, Inc.	2,264,304
12,100	Cardinal Health, Inc.	846,395
4,000	Cigna Corp.	622,360
22,800	Express Scripts, Inc.(a)	2,178,540
2,800	Laboratory Corp. of America Holdings(a)	221,032
1,400	LCA-Vision, Inc.	58,758
34,600	UnitedHealth Group, Inc.	1,835,876
32,200	WellPoint, Inc.(a)	2,542,834

		10,570,099

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Life Sciences, Tools & Services 0.5%
7,700	Applera Corp.—Applied Biosystems Group	$240,548
15,300	Charles River Laboratories International, Inc.(a)	724,608
5,300	PerkinElmer, Inc.	128,260
7,400	Waters Corp.(a)(b)	439,782

		1,533,198

Pharmaceuticals 6.3%
400	Abbott Laboratories	22,648
4,600	Bradley Prarmaceuticals, Inc.(a)	90,298
51,660	Eli Lilly & Co.	3,054,656
71,499	Johnson & Johnson	4,591,666
24,700	King Pharmaceuticals, Inc.(a)	505,115
72,800	Merck & Co., Inc.	3,744,832
151,401	Pfizer, Inc.	4,006,070
34,500	Wyeth	1,914,750

		17,930,035
INDUSTRIALS 11.9%

Aerospace/Defense 3.9%
28,700	Boeing Co.	2,669,100
9,900	Ceradyne, Inc.(a)(b)	582,615
9,100	Honeywell International, Inc.	493,038
4,200	L-3 Communications Holdings, Inc.	377,706
13,700	Lockheed Martin Corp.	1,317,118
34,800	Northrop Grumman Corp.	2,562,672
29,200	Raytheon Co.	1,563,368
21,500	United Technologies Corp.	1,443,295

		11,008,912

Air Freight & Logistics 0.3%
10,900	United Parcel Service, Inc. (Class B)(b)	767,687

Building Products 0.1%
13,100	Goodman Global, Inc.(a)	244,315

Commercial Services & Supplies 1.0%
20,800	Avery Dennison Corp.	1,293,760
5,500	Cenveo, Inc.(a)	141,075
2,100	Equifax, Inc.	83,580
2,400	John H. Harland Co.(a)	126,240

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

7,300	R.R. Donnelley & Sons Co.	$293,460
20,800	Waste Management, Inc.	778,128

		2,716,243

Electrical Equipment 1.8%
8,200	Acuity Brands, Inc.(b)	484,784
17,300	Cooper Industries, Ltd. (Class A)	860,848
34,300	Emerson Electric Co.	1,611,757
2,200	Genlyte Group, Inc.(a)	171,622
1,400	Regal-Beloit Corp.	64,568
32,100	Rockwell Automation, Inc.	1,911,234

		5,104,813

Industrial Conglomerates 3.0%
228,200	General Electric Co.	8,411,452

Machinery 1.6%
9,200	Dover Corp.	442,704
8,100	Eaton Corp.	722,601
17,100	Gardner Denver, Inc.(a)	646,380
25,700	Illinois Tool Works, Inc.	1,318,667
13,900	Parker Hannifin Corp.	1,280,746

		4,411,098

Road & Rail
2,500	Ryder System, Inc.	131,600

Trading Companies & Distributors 0.3%
10,400	W.W. Grainger, Inc.(b)	859,248
INFORMATION TECHNOLOGY 16.5%

Communications Equipment 2.2%
147,950	Cisco Systems, Inc.(a)	3,956,183
54,500	QUALCOMM, Inc.	2,387,100

		6,343,283

Computers & Peripherals 5.1%
690	Apple, Inc.(a)	68,862
171,570	EMC Corp.(a)(b)	2,604,433
99,025	Hewlett-Packard Co.	4,172,914
51,570	International Business Machines Corp.	5,270,969
5,000	Lexmark International, Inc. (Class A)(a)	272,500
55,600	Network Appliance, Inc.(a)	2,068,876

		14,458,554

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Electronic Equipment & Instruments 0.4%
32,900	Agilent Technologies, Inc.(a)	$1,130,773
300	Arrow Electronics, Inc.(a)	11,856
6,100	Ingram Micro, Inc. Class A(a)	119,682

		1,262,311

Internet Software & Services 1.6%
76,300	eBay, Inc.(a)	2,589,622
4,000	Google, Inc. (Class A)(a)	1,885,520

		4,475,142

IT Services 1.3%
3,100	Checkfree Corp.(a)	104,346
45,400	Electronic Data Systems Corp.	1,327,496
34,900	Fiserv, Inc.(a)	1,855,633
9,900	MPS Group, Inc.(a)	135,531
4,500	TALX Corp.	155,205

		3,578,211

Office Electronics 0.4%
56,200	Xerox Corp.(a)	1,039,700

Semiconductors & Semiconductor Equipment 1.9%
52,600	Applied Materials, Inc.	1,010,972
38,900	Intel Corp.	836,350
14,100	Intevac, Inc.(a)	342,771
33,200	Teradyne, Inc.(a)(b)	579,340
50,000	Texas Instruments, Inc.	1,718,500
10,800	Varian Semiconductor Equipment Associates, Inc.(a)	716,688
10,100	Xilinx, Inc.(b)	297,748

		5,502,369

Software 3.5%
8,100	BMC Software, Inc.(a)	262,197
13,800	Cadence Design Systems, Inc.(a)(b)	306,360
234,900	Microsoft Corp.(b)	7,032,906
73,900	Oracle Corp.(a)	1,389,320
55,700	Symantec Corp.(a)	980,320

		9,971,103

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

MATERIALS 2.7%

Chemicals 0.7%
1,100	Air Products & Chemicals, Inc.	$84,150
15,100	Ashland, Inc.	905,245
15,630	Dow Chemical Co. (The)	697,254
6,600	Rohm and Haas Co.	337,722

		2,024,371

Construction Materials 0.9%
7,300	Eagle Materials, Inc.	325,653
13,600	Headwaters, Inc.(a)(b)	294,712
16,200	Vulcan Materials Co.(b)	2,003,454

		2,623,819

Containers & Packaging
1,500	Ball Corp.	76,035

Metals & Mining 1.1%
2,070	Alcan, Inc. (Canada)	121,861
65,800	Alcoa, Inc.	2,335,242
5,500	Freeport-McMoRan Copper & Gold, Inc.	369,380
18,600	Hecla Mining Co.(a)	163,866

		2,990,349
TELECOMMUNICATION SERVICES 3.6%

Diversified Telecommunication Services 2.6%
96,068	AT&T, Inc.	3,719,753
16,900	CenturyTel, Inc.	778,245
64,472	Verizon Communications, Inc.(a)	2,461,541
20,200	Windstream Corp.(b)	295,324

		7,254,863

Wireless Telecommunication Services 1.0%
18,400	Alltel Corp.	1,153,496
87,697	Sprint Nextel Corp.(b)	1,756,561

		2,910,057
UTILITIES 2.3%

Electric Utilities 0.8%
5,400	Allegheny Energy, Inc.(a)	288,684
12,800	American Electric Power Co., Inc.	642,816

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

9,600	Duke Energy Corp.	$196,992
600	Exelon Corp.	45,246
8,500	FirstEnergy Corp.(b)	581,740
6,900	Progress Energy, Inc.	348,795
2,100	Southern Co.	79,359

		2,183,632

Independent Power Producers & Energy Traders 1.3%
42,200	Mirant Corp.(a)	1,893,514
11,800	NRG Energy, Inc.(a)(b)	931,728
13,600	TXU Corp.	891,888

		3,717,130

Multi-Utilities 0.2%
4,700	Ameren Corp.	247,079
1,300	Dominion Resources, Inc.	118,560
9,800	NiSource, Inc.	240,982

		606,621

	Total long-term investments (cost $219,735,721)	282,450,921

Principal Amount (000)
SHORT-TERM INVESTMENTS 16.9%

United States Government Security
$120	United States Treasury Bill, 4.91%, 6/14/07(c)(d) (cost $119,280)	119,310

Shares

Affiliated Money Market Mutual Fund 16.9%
47,707,151	Dryden Core Investment Fund - Taxable Money Market Series(e)(f) (cost $47,707,151; includes $45,568,271 of cash collateral received for securities on loan)	47,707,151

	Total short-term investments (cost $47,826,431)	47,826,461

	Total Investments 116.6% (cost $267,562,152)	330,277,382
	Liabilities in excess of other assets(g) (16.6%)	(46,978,611)

	Net Assets 100.0%	$283,298,771

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

(a)	Non-income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $43,957,668; cash collateral of $45,568,271 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at April 30, 2007	Value at Trade Date	Unrealized Appreciation
	Long Positions:
3	S&P 500 Index	June 2007	$1,116,300	$1,100,012	$16,288

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 was as follows:

Financial	20.0%
Affiliated Money Market Mutual Fund (including 16.1% of collateral received for securities on loan)	16.9
Information Technology	16.5
Healthcare	13.0
Industrials	11.9
Consumer Discretionary	10.5
Consumer Staples	9.7
Energy	9.5
Telecommunication Services	3.6
Materials	2.7
Utilities	2.3

116.6
Liabilities in excess of other assets	(16.6)

100.0%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $43,957,668:
Unaffiliated investments (cost $219,855,001)	$282,570,231
Affiliated investments (cost $47,707,151)	47,707,151
Receivable for investments sold	231,000
Receivable for Fund shares sold	179,586
Dividends and interest receivable	176,983
Prepaid expenses	2,317

Total assets	330,867,268

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	45,568,271
Payable for Fund shares reacquired	1,223,986
Accrued expenses	315,812
Management fee payable	150,240
Distribution fee payable	145,463
Payable to custodian	113,563
Transfer agent fee payable	36,854
Due to broker—variation margin	10,200
Deferred trustees’ fees	4,108

Total liabilities	47,568,497

Net Assets	$283,298,771

Net assets were comprised of:
Shares of beneficial interest, at par	$20,503
Paid-in capital in excess of par	233,843,244

233,863,747
Undistributed net investment income	262,567
Accumulated net realized loss on investment transactions	(13,559,061)
Net unrealized appreciation on investments	62,731,518

Net assets, April 30, 2007	$283,298,771

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($102,732,223 ÷ 7,271,248 shares of beneficial interest issued and outstanding)	$14.13
Maximum sales charge (5.50% of offering price)	.82

Maximum offering price to public	$14.95

Class B
Net asset value, offering price and redemption price per share ($29,828,090 ÷ 2,209,201 shares of beneficial interest issued and outstanding)	$13.50

Class C
Net asset value, offering price and redemption price per share ($58,149,598 ÷ 4,306,052 shares of beneficial interest issued and outstanding)	$13.50

Class L
Net asset value, offering price and redemption price per share ($14,604,526 ÷ 1,034,001 shares of beneficial interest issued and outstanding)	$14.12
Maximum sales charge (5.75% of offering price)	.86

$14.98

Class M
Net asset value, offering price and redemption price per share ($50,125,846 ÷ 3,712,398 shares of beneficial interest issued and outstanding)	$13.50

Class X
Net asset value, offering price and redemption price per share ($6,388,334 ÷ 473,071 shares of beneficial interest issued and outstanding)	$13.50

Class Z
Net asset value, offering price and redemption price per share ($21,470,154 ÷ 1,497,347 shares of beneficial interest issued and outstanding)	$14.34

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	21

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (Net of foreign withholding taxes of $128)	$1,727,341
Affiliated dividend income	38,510
Affiliated income from securities loaned, net	16,522
Interest	2,017

Total income	1,784,390

Expenses
Management fee	634,996
Distribution fee—Class A	105,567
Distribution fee—Class B	151,762
Distribution fee—Class C	218,230
Distribution fee—Class L	8,925
Distribution fee—Class M	61,980
Distribution fee—Class X	7,952
Transfer agent’s fees and expenses (including affiliated expenses of $99,100) (Note 3)	139,000
Reports to shareholders	35,000
Custodian’s fees and expenses	30,000
Registration fees	32,000
Legal fees and expenses	26,000
Audit fee	9,000
Trustees’ fees	7,000
Insurance	2,000
Miscellaneous	7,431

Total expenses	1,476,843

Net investment income	307,547

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	15,313,491
Financial futures transactions	114,501

15,427,992

Net change in unrealized appreciation (depreciation) on:
Investments	6,570,828
Financial futures contracts	(912)

6,569,916

Net gain on investments	21,997,908

Net Increase In Net Assets Resulting From Operations	$22,305,455

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$307,547	$640,176
Net realized gain on investment transactions	15,427,992	12,845,294
Net change in unrealized appreciation on investments	6,569,916	12,378,911

Net increase in net assets resulting from operations	22,305,455	25,864,381

Dividends from net investment income (Note 1)
Class A	(386,156)	(179,375)
Class Z	(134,402)	(80,760)

	(520,558)	(260,135)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	7,893,912	11,898,994
Net asset value of shares issued in connection with merger (Note 7)	105,958,479	—
Net asset value of shares issued in reinvestment of dividends	484,943	238,972
Cost of shares reacquired	(19,825,685)	(49,166,811)

Net increase (decrease) in net assets from Fund share transactions	94,511,649	(37,028,845)

Total increase (decrease)	116,296,546	(11,424,599)

Net Assets
Beginning of period	167,002,225	178,426,824

End of period(a)	$283,298,771	$167,002,225

(a) Includes undistributed net investment income of:	$262,567	$475,578

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring

24	Visit our website at www.jennisondryden.com

after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% of the Fund’s average daily net assets for the six months ended April 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended April 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that it received approximately $28,300 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2007, it received approximately $10,400 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2007, the Fund incurred approximately $38,200 in total networking fees of which $19,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2007, PIM has been compensated in the amount of approximately $6,100 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007 were $101,460,884 and $111,887,949, respectively.

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $43,957,668. The Fund received $45,568,271 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$268,629,703	$62,005,527	$357,848	$61,647,679

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2006, the Fund had a capital loss carryforward for tax purposes of approximately $27,972,000 of which $7,886,300 expires in 2009, $10,888,600 expires in 2010 and $9,197,100 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund utilized approximately $12,812,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2006. It is uncertain whether the Fund will be able to realize the full tax benefit prior to the expiration date.

Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	292,781	$3,942,820
Shares issued in connection with the merger	1,107,054	14,562,579
Shares issued in reinvestment of dividends	26,556	352,926
Shares reacquired	(550,652)	(7,416,359)

Net increase (decrease) in shares outstanding before conversion	875,739	11,441,965
Shares issued upon conversion from Class B	585,558	7,775,075

Net increase (decrease) in shares outstanding	1,461,297	$19,217,040

Year ended October 31, 2006:
Shares sold	540,350	$6,459,942
Shares issued in reinvestment of dividends	13,577	160,212
Shares reacquired	(1,887,805)	(22,885,585)

Net increase (decrease) in shares outstanding before conversion	(1,333,878)	(16,265,431)
Shares issued upon conversion from Class B	2,601,350	31,054,665

Net increase (decrease) in shares outstanding	1,267,472	$14,789,234

Class B
Six months ended April 30, 2007:
Shares sold	54,483	$706,168
Shares issued in connection with the merger	278,311	3,502,003
Shares reacquired	(274,414)	(3,530,360)

Net increase (decrease) in shares outstanding before conversion	58,380	677,811
Shares reacquired upon conversion into Class A	(611,248)	(7,775,075)

Net increase (decrease) in shares outstanding	(552,868)	$(7,097,264)

Year ended October 31, 2006:
Shares sold	127,542	$1,475,030
Shares reacquired	(1,306,763)	(14,951,859)

Net increase (decrease) in shares outstanding before conversion	(1,179,221)	(13,476,829)
Shares reacquired upon conversion into Class A	(2,714,843)	(31,054,665)

Net increase (decrease) in shares outstanding	(3,894,064)	$(44,531,494)

Dryden Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended April 30, 2007:
Shares sold	59,290	$762,900
Shares issued in connection with the merger	1,427,213	17,970,752
Shares reacquired	(351,023)	(4,549,461)

Net increase (decrease) in shares outstanding	1,135,480	$14,184,191

Year ended October 31, 2006:
Shares sold	70,797	$818,242
Shares reacquired	(853,091)	(9,788,512)

Net increase (decrease) in shares outstanding	(782,294)	$(8,970,270)

Class L
Period ended April 30, 2007:*
Shares sold	489	$8,088
Shares issued in connection with the merger	1,071,340	14,097,719
Shares reacquired	(37,828)	(519,343)

Net increase (decrease) in shares outstanding	1,034,001	$13,586,464

Class M
Period ended April 30, 2007:*
Shares sold	2,129	$30,523
Shares issued in connection with the merger	3,927,001	49,438,293
Shares reacquired	(216,732)	(2,849,420)

Net increase (decrease) in shares outstanding	3,712,398	$46,619,396

Class X
Period ended April 30, 2007:*
Shares sold	4,300	$56,918
Shares issued in connection with the merger	507,290	6,387,133
Shares reacquired	(38,519)	(507,235)

Net increase (decrease) in shares outstanding	473,071	$5,936,816

Class Z
Six months ended April 30, 2007:
Shares sold	176,345	$2,386,495
Shares issued in reinvestment of dividends	9,801	132,017
Shares reacquired	(33,122)	(453,507)

Net increase (decrease) in shares outstanding	153,024	$2,065,005

Year ended October 31, 2006:
Shares sold	257,797	$3,145,780
Shares issued in reinvestment of dividends	6,580	78,760
Shares reacquired	(126,023)	(1,540,855)

Net increase (decrease) in shares outstanding	138,354	$1,683,685

*	Commenced operations on March 19, 2007.

32	Visit our website at www.jennisondryden.com

Note 7. Reorganization

On March 16, 2007, the Fund acquired all of the net assets of Strategic Partners Large Cap Core Fund pursuant to a plan of reorganization approved by the Strategic Partners Large Cap Core Fund shareholders on December 14, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners Large Cap Core Fund.

Strategic Partners Large Cap Core Fund		Dryden Large-Cap Core Equity Fund
Class	Shares	Class	Shares	Value
A	1,371,165	A	1,107,054	$14,562,579
B	339,013	B	278,311	3,502,003
C	1,739,666	C	1,427,213	17,970,752
L	1,332,488	L	1,071,340	14,097,719
M	4,785,895	M	3,927,001	49,438,293
X	620,110	X	507,218	6,387,133

The aggregate net assets and unrealized appreciation of Strategic Partners Large Cap Core Fund immediately before the acquisition was $105,958,479 and $20,054,603, respectively. The aggregate net assets of Dryden Large-Cap Core Equity Fund immediately before the acquisition was $165,372,366.

The Fund acquired capital loss carryforward from the merger with Dryden Large-Cap Core Equity Fund in the amount of $16,056,580. The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time,

Dryden Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

34	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.01

Income (loss) from investment operations:
Net investment income	.05	(a)
Net realized and unrealized gain (loss) on investment transactions	1.14

Total from investment operations	1.19

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$14.13

Total Return(b):	9.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$102,732
Average net assets (000)	$85,153
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment income	.68	%(d)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	51	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2006	2005	2004	2003	2002

$11.20	$10.36	$9.47	$7.79	$9.06

.08 (a)	.08	.05	.04	.03 (a)
1.77	.83	.84	1.64	(1.30)

1.85	.91	.89	1.68	(1.27)

(.04)	(.07)	—	—	—

$13.01	$11.20	$10.36	$9.47	$7.79

16.54%	8.84%	9.40%	21.57%	(14.02)%

$75,578	$50,856	$49,979	$51,026	$49,310
$64,957	$52,404	$48,763	$48,812	$62,399

1.22%	1.22%	1.16%	1.19%	1.16%
.97%	.97%	.91%	.94%	.91%
.68%	.75%	.47%	.48%	.32%

72%	74%	73%	69%	69%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.42

Income (loss) from investment operations:
Net investment income (loss)	—	(a)(b)
Net realized and unrealized gain (loss) on investment transactions	1.08

Total from investment operations	1.08

Net asset value, end of period	$13.50

Total Return(c):	8.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,828
Average net assets (000)	$30,604
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment income (loss)	—	(b)(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2006	2005	2004	2003	2002

$10.73	$9.94	$9.15	$7.59	$8.89

.01 (a)	— (b)	(.03)	(.02)	(.04	)(a)
1.68	.79	.82	1.58	(1.26)

1.69	.79	.79	1.56	(1.30)

$12.42	$10.73	$9.94	$9.15	$7.59

15.75%	7.95%	8.63%	20.55%	(14.62)%

$34,293	$71,436	$89,099	$99,237	$99,771
$52,013	$83,027	$96,512	$95,925	$132,783

1.97%	1.97%	1.91%	1.94%	1.91%
.97%	.97%	.91%	.94%	.91%
.08%	.04%	(.28)%	(.27)%	(.43)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.42

Income (loss) from investment operations:
Net investment income (loss)	(.01	)(a)
Net realized and unrealized gain (loss) on investment transactions	1.09

Total from investment operations	1.08

Net asset value, end of period	$13.50

Total Return(c):	8.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$58,150
Average net assets (000)	$44,008
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment income (loss)	(.09	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share or 0.005%.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2006		2005	2004	2003	2002

$10.73		$9.94	$9.15	$7.59	$8.89

—	(a)(b)	— (b)	(.03)	(.02)	(.04	)(a)
1.69		.79	.82	1.58	(1.26)

1.69		.79	.79	1.56	(1.30)

$12.42		$10.73	$9.94	$9.15	$7.59

15.75%		7.95%	8.63%	20.55%	(14.62)%

$39,368		$42,422	$50,042	$55,112	$54,415
$40,441		$47,629	$53,868	$52,674	$75,295

1.97%		1.97%	1.91%	1.94%	1.91%
.97%		.97%	.91%	.94%	.91%
—	(b)	.03%	(.28)%	(.27)%	(.43)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class L
	March 19, 2007(a) Through April 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.16

Income from investment operations:
Net investment income	—	(b)(c)
Net realized and unrealized gain on investment transactions	.96

Total from investment operations	.96

Net asset value, end of period	$14.12

Total Return(d):	7.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,605
Average net assets (000)	$14,479
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.44	%(e)
Expenses, excluding distribution and service (12b-1) fees	.94	%(e)
Net investment loss	(.17	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) Cont’d

	Class M
	March 19, 2007(a) Through April 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income (loss) from investment operations:
Net investment loss	(.01	)(b)
Net realized and unrealized gain on investment transactions	.92

Total from investment operations	.91

Net asset value, end of period	$13.50

Total Return(c):	7.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,126
Average net assets (000)	$50,272
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment loss	(.67	)%(d)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class X
	March 19, 2007(a) Through April 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income (loss) from investment operations:
Net investment loss	(.01	)(b)
Net realized and unrealized gain on investment transactions	.92

Total from investment operations	.91

Net asset value, end of period	$13.50

Total Return(c):	7.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,388
Average net assets (000)	$6,450
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment loss	(.66	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.21

Income (loss) from investment operations:
Net investment income	.07	(a)
Net realized and unrealized gain (loss) on investment transactions	1.16

Total from investment operations	1.23

Less Dividends:
Dividends from net investment income	(.10)

Net asset value, end of period	$14.34

Total Return(b):	9.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,470
Average net assets (000)	$19,535
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment income	.96	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006	2005	2004	2003	2002

$11.37	$10.52	$9.59	$7.88	$9.13

.12 (a)	.11	.06	.07	.05 (a)
1.79	.84	.87	1.64	(1.30)

1.91	.95	.93	1.71	(1.25)

(.07)	(.10)	—	—	—

$13.21	$11.37	$10.52	$9.59	$7.88

16.83%	9.06%	9.70%	21.70%	(13.69)%

$17,764	$13,713	$11,457	$7,198	$6,969
$15,784	$13,218	$8,905	$6,981	$11,218

.97%	.97%	.91%	.94%	.91%
.97%	.97%	.91%	.94%	.91%
.97%	.96%	.73%	.73%	.55%

Dryden Large-Cap Core Equity Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer •Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling

(800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s

Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	N/A	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W502	26248W601	26248W700	26248W403

MF187E2    IFS-A134860    Ed. 06/2007

Item	2	–	Code of Ethics – Not required, as this is not an annual filing.

Item	3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item	4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item	5	–	Audit Committee of Listed Registrants – Not applicable.

Item	6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item	7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item	8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item	9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item	10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item	11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item	12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.